                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC IMAGE]

EATON VANCE SPECIAL EQUITIES FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Special Equities Fund Class A shares had a total return of 30.95% for the year ended December 31, 2003. That return was the result of an increase in net asset value per share (NAV) from $3.49 on December 31, 2002 to $4.57 on December 31, 2003.(1)

Class B shares had a total return of 29.95% for the same period, the result of an increase in NAV from $8.08 on December 31, 2002 to $10.50 on December 31, 2003.(1)

Class C shares had a total return of 30.12% for the same period, the result of an increase in NAV from $5.61 on December 31, 2002 to $7.30 on December 31, 2003.(1)

The S&P SmallCap 600 Index - an unmanaged index of small-capitalization stocks
- had a total return of 38.79% for the year ended December 31, 2003.(2)

A WELCOME RECOVERY IN THE U.S. EQUITY MARKET IN 2003...

During the year ended December 31, 2003, stocks posted their first positive finish since 1999, with the Dow Jones Industrial Average(2) finishing 2003 with a gain of just over 25%. After a shaky start to the year, fueled by concerns about the war in Iraq and mixed economic data, the market found its way back to positive territory amid a historically low interest rate environment and increasingly encouraging economic news. While stocks still have a long way to go towards recovering the significant losses of the three-year bear market, investor sentiment in 2003 appeared to be marked by relief and renewed enthusiasm. Since October 2002 - when the market bottomed - through year-end 2003, the Dow rose more than 45% and the Nasdaq Composite Index, which is composed primarily of more volatile growth stocks, was up 80%.(2)

A LONG-TERM INVESTMENT STRATEGY - AN INVESTOR'S BEST WEAPON AGAINST MARKET VOLATILITY ...

If the market's behavior over the past few years has illustrated one thing, it is the importance of a long-term investment strategy. We feel optimistic that the recovery we've seen in the U.S. equity markets to date can be sustained, and that investors can best take advantage of the opportunities this presents by sticking to a long-term horizon. Our analyst team stands poised to seek out further opportunities among emerging growth stocks in the year ahead. We at Eaton Vance believe that the cornerstones of a good long-term investment program are broad diversification and research-driven stock selection. In the pages that follow, portfolio manager Toni Shimura discusses developments in the Fund and the emerging growth market in 2003.

                                            Sincerely,

                                            /s/ Thomas E. Faust Jr.

                                            Thomas E. Faust Jr.
                                            President
                                            February 11, 2004


FUND INFORMATION
AS OF DECEMBER 31, 2003

PERFORMANCE(3)                                                  CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                         30.95%     29.95%     30.12%
Five Years                                                       -2.85      -3.56      -3.57
Ten Years                                                         4.67       N.A.       N.A.
Life of Fund+                                                     7.48       4.56       4.65

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                         23.51%     24.95%     29.12%
Five Years                                                       -4.00      -3.89      -3.57
Ten Years                                                         4.06       N.A.       N.A.
Life of Fund+                                                     7.31       4.56       4.65

+ Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

TEN LARGEST HOLDINGS(4)

NTL, Inc.                                                                 3.3%
XM Satellite Radio Holdings, Inc., Class A                                3.0
Lam Research Corp.                                                        2.3
Martek Biosciences, Corp.                                                 1.7
Kyphon, Inc.                                                              1.7
Gen-Probe, Inc.                                                           1.6
NII Holdings, Inc. Class B                                                1.5
Cognizant Technology Solutions Corp.                                      1.4
Transaction Systems Architects, Inc.                                      1.4
Yellow Roadway Corp.                                                      1.3

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares.

(2)  It is not possible to invest directly in an index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; and 1% - 6th year. 1-year SEC return for Class C reflects 1% CDSC.

(4) Ten largest holdings account for 19.2% of the Portfolio's net assets. Holdings are subject to change.

     Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. During 2003, emerging growth stocks posted significant gains in the wake of economic improvements. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2003
MANAGEMENT DISCUSSION

[PHOTO OF TONI Y. SHIMURA]
Toni Y. Shimura
Portfolio Manager


AN INTERVIEW WITH TONI Y. SHIMURA, PORTFOLIO MANAGER OF SPECIAL EQUITIES
PORTFOLIO

Q: TONI, AFTER SEVERAL YEARS OF DECLINE, THE STOCK MARKET POSTED A SOLID RECOVERY IN 2003. HOW HAVE EMERGING GROWTH STOCKS PERFORMED?

A: The past year saw a turnaround in the U.S and global markets, although volatility continued to characterize the markets. The upturn began in the spring of 2003, when it appeared that the U.S. and its allies were making some headway in their mission in Iraq. As companies reported earnings in the first half of the year, it was increasingly clear that corporate profits and cash flow growth were steadily improving. The improved earnings outlook provided a boost to consumer sentiment and lifted investor confidence. Investors were further encouraged by the tax cuts enacted by Congress in May, which gave added momentum to consumer spending. Emerging growth stocks responded very well to the improved economic climate.

Q:   WHY HAS THE STRONGER ECONOMY BEEN SUCH A BOOST TO EMERGING GROWTH
     COMPANIES?

A: Most of the emerging growth companies held by the Fund are small-capitalization companies. The economic recovery provided fuel for a strong rally by small-cap stocks because, historically, smaller companies have had an advantage in the early stages of an economic turnaround. Typically, these companies have an ability to quickly respond to increased demand or changes in market conditions. In addition, many smaller companies have innovative products and smaller market niches that can insulate them from broad economic fluctuations. Larger-cap companies must sometimes wait longer for demand to build, since customers wait for confirmation of the economic recovery. Not surprisingly, small-caps have often been among the market leaders in the early stages of a recovery, a phenomenon that was repeated in 2003.

Q:   HOW WOULD YOU CHARACTERIZE THE PERFORMANCE OF THE FUND IN 2003?

A: The Fund performed very well in 2003, consistent with the small-cap rally. The Portfolio benefited from the strong earnings momentum seen by a diversified range of companies. The Portfolio included economically-sensitive companies, other companies in sectors such as

[CHART]

FIVE LARGEST INDUSTRY WEIGHTINGS(1)

Broadcasting & Radio                                    7.4%

Semiconductor Equipment                                 7.3%

Metals - Industrial                                     6.2%

Telecommunications Services                             5.8%

Medical - Biomed/Genetics                               5.5%

(1) Because the Portfolio is actively managed, Five Largest Industry Weightings are subject to change.

     health services, drugs and medical products and technology-related companies at the beginning of new product cycles. The above-average earnings growth of these companies was reflected in the Fund's strong performance.

     The Fund lagged its benchmark - the S&P SmallCap 600 Index(1) - which had a 38.79% return in 2003. Among the Index's leading stocks in 2003 were more speculative technology and telecom-related companies that posted dramatic recoveries from the declines they suffered in the previous three years. The Fund avoided these more speculative companies, which accounted for its RELATIVE underperformance. In our view, many of those companies posed higher risk to investors than we prefer; and they generally lacked the strong business fundamentals we look for in our investments.

Q:   WHAT SECTORS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?

A: The Fund benefited from strength across a range of sectors. For example, within the broadcasting and radio sector, the Portfolio had a strong performer in one of the leading satellite radio companies. The company greatly increased its distribution among both retail customers and auto manufacturers. In so doing, the company managed to double its subscriber base in 2003.

     Some of the Portfolio's strongest performers were in the health services sector, including an investment in an orthopedic device company, which provides a treatment for spinal fractures. These spinal ailments are common among those suffering from osteoporosis. The company produced strong sales and profit growth during the past year.

     While the Portfolio was underweighted in the telecommunications sector, its telecom investments were strong performers. A number of wireless and cable television providers enjoyed stronger-than-anticipated subscriber growth and earnings momentum during the year.

Q:   WERE THERE ANY AREAS THAT UNDERPERFORMED FOR THE PORTFOLIO?

A: Yes. With signs of a stronger economic environment, we saw a shift by investors away from some of the more defensive areas that had excelled during the economic slowdown and into some of the more cyclical sectors that are more leveraged to the overall economy. As a result, the stalwart companies with stable but less explosive earnings turned in less impressive performances. Software companies focusing on the health care industry also saw less interest from investors. These companies rely significantly on technology spending by hospitals. Because of an ongoing need to contain costs, many hospitals have reduced or delayed these investments, which has hurt IT companies with ties to the health care sector.

Q:   HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: We significantly repositioned the Portfolio at mid-year, based, in part, on our expectation that an expanding economy would, over time, result in an increase in capital spending by business. Accordingly, we increased the Portfolio's exposure to areas such as technology, media and industrial goods and services - areas that we believed would be likely to benefit from this trend.

     We also pared the Portfolio's investments in areas that we believed could lose some momentum in coming months. We believed that consumer spending, which has been the primary economic engine in recent years, could slow in comparison with corporate spending. Therefore, we reduced the Portfolio's investments in retail and interest-rate sensitive, consumer discretionary stocks.

          (1)  It is not possible to invest directly in an Index.

Q:   SO YOU'VE CONTINUED TO INCREASE YOUR COMMITMENT TO TECHNOLOGY AND BIOTECH?

A: We continue to search for companies that have positive fundamental drivers that can grow earnings in any market environment. Many technology and health care companies fit into this profile.

Q: YOU INDICATED THAT THE PORTFOLIO HAD INVESTMENTS IN SOME NON-ECONOMICALLY SENSITIVE SECTORS. WAS THERE ANY SECTOR THAT STOOD OUT?

A: Yes. The Portfolio had investments in some companies whose revenue growth is tied to their unique product cycles and market niches, which are less dependent on the economic climate. For example, the Portfolio had some investments in the medical device and emerging drug sectors.

     The Portfolio had an investment in a company that makes nutritional supplements for infant formula and other food products. Tests have shown that the company's nutritional supplement for infant formulas can potentially increase intelligence and improve vision in infants. The company's customers include two-thirds of the world's infant formula market.

     Elsewhere in the medical device area, the Portfolio had a position in a maker of advanced diagnostic products used to test blood samples and screen for various diseases. The company has had more than 50 products approved by the FDA and its products include leading tests for HIV and hepatitis C. The company generated high, double-digit revenue growth in 2003.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SPECIAL EQUITIES FUND CLASS A VS. THE STANDARD & POOR'S SMALLCAP 600 INDEX*

December 31, 1993 - December 31, 2003

                   EATON VANCE SPECIAL EQUITIES FUND- CLASS A
                               Inception: 4/22/68

                     FUND                    FUND             S&P
                   VALUE AT               VALUE WITH          600
DATE                  NAV                SALES CHARGE        INDEX
-----------------------------------------------------------------------
12/31/1993          10,000                   9,425          10,000
 1/31/1994          10,130                   9,553          10,236
 2/28/1994          10,071                   9,497          10,206
 3/31/1994           9,193                   8,669           9,473
 4/30/1994           9,193                   8,669           9,615
 5/31/1994           8,944                   8,434           9,425
 6/30/1994           8,470                   7,987           9,075
 7/31/1994           8,588                   8,098           9,188
 8/31/1994           9,371                   8,837           9,814
 9/30/1994           9,087                   8,568           9,763
10/31/1994           9,265                   8,736           9,666
11/30/1994           8,885                   8,378           9,297
12/31/1994           9,040                   8,524           9,523
 1/31/1995           8,948                   8,438           9,388
 2/28/1995           9,329                   8,797           9,775
 3/31/1995           9,553                   9,008           9,973
 4/30/1995           9,553                   9,008          10,196
 5/31/1995           9,658                   9,107          10,355
 6/30/1995           9,881                   9,317          10,923
 7/31/1995          10,472                   9,875          11,758
 8/31/1995          10,761                  10,147          12,013
 9/30/1995          10,735                  10,123          12,320
10/31/1995          10,341                   9,751          11,711
11/30/1995          10,775                  10,160          12,175
12/31/1995          11,148                  10,512          12,376
 1/31/1996          11,120                  10,485          12,402
 2/29/1996          11,539                  10,880          12,808
 3/31/1996          11,595                  10,933          13,083
 4/30/1996          12,111                  11,420          13,834
 5/31/1996          12,614                  11,895          14,326
 6/30/1996          12,503                  11,789          13,764
 7/31/1996          11,553                  10,894          12,817
 8/31/1996          12,111                  11,420          13,609
 9/30/1996          13,047                  12,303          14,206
10/31/1996          13,243                  12,487          14,108
11/30/1996          13,830                  13,041          14,840
12/31/1996          13,796                  13,009          15,014
 1/31/1997          14,182                  13,372          15,264
 2/28/1997          13,056                  12,311          14,948
 3/31/1997          12,132                  11,439          14,181
 4/30/1997          12,132                  11,439          14,354
 5/31/1997          13,938                  13,143          16,040
 6/30/1997          14,540                  13,710          16,749
 7/31/1997          15,142                  14,278          17,802
 8/31/1997          15,050                  14,192          18,250
 9/30/1997          15,762                  14,863          19,457
10/31/1997          15,361                  14,484          18,618
11/30/1997          15,215                  14,347          18,482
12/31/1997          15,752                  14,853          18,855
 1/31/1998          15,729                  14,832          18,487
 2/28/1998          17,014                  16,043          20,171
 3/31/1998          17,832                  16,815          20,942
 4/30/1998          18,148                  17,112          21,065
 5/31/1998          16,908                  15,943          19,950
 6/30/1998          17,719                  16,708          20,008
 7/31/1998          16,547                  15,603          18,478
 8/31/1998          13,301                  12,542          14,911
 9/30/1998          14,721                  13,881          15,824
10/31/1998          15,397                  14,519          16,559
11/30/1998          16,457                  15,518          17,491
12/31/1998          18,244                  17,203          18,609
 1/31/1999          18,390                  17,341          18,375
 2/28/1999          16,833                  15,873          16,719
 3/31/1999          17,382                  16,390          16,935
 4/30/1999          17,532                  16,531          18,054
 5/31/1999          17,981                  16,955          18,493
 6/30/1999          19,554                  18,439          19,546
 7/31/1999          19,330                  18,227          19,374
 8/31/1999          19,180                  18,086          18,521
 9/30/1999          19,979                  18,839          18,600
10/31/1999          21,153                  19,946          18,553
11/30/1999          23,026                  21,712          19,329
12/31/1999          25,960                  24,479          20,917
 1/31/2000          25,269                  23,827          20,269
 2/29/2000          30,079                  28,363          22,984
 3/31/2000          30,842                  29,082          22,134
 4/30/2000          27,391                  25,828          21,754
 5/31/2000          25,867                  24,392          21,109
 6/30/2000          29,225                  27,558          22,358
 7/31/2000          27,049                  25,506          21,809
 8/31/2000          29,940                  28,232          23,742
 9/30/2000          28,541                  26,913          23,096
10/31/2000          26,676                  25,154          23,240
11/30/2000          21,577                  20,346          20,821
12/31/2000          23,584                  22,239          23,385
 1/31/2001          24,411                  23,018          24,388
 2/28/2001          20,004                  18,863          22,900
 3/31/2001          17,169                  16,190          21,849
 4/30/2001          19,829                  18,698          23,515
 5/31/2001          20,037                  18,893          23,965
 6/30/2001          20,313                  19,154          24,843
 7/31/2001          18,758                  17,688          24,428
 8/31/2001          17,307                  16,320          23,871
 9/30/2001          13,784                  12,997          20,644
10/31/2001          15,787                  14,887          21,745
11/30/2001          17,169                  16,190          23,335
12/31/2001          17,964                  16,939          24,914
 1/31/2002          17,031                  16,059          25,132
 2/28/2002          15,684                  14,789          24,699
 3/31/2002          16,789                  15,831          26,650
 4/30/2002          15,960                  15,050          27,404
 5/31/2002          15,166                  14,300          26,269
 6/30/2002          13,991                  13,193          24,911
 7/31/2002          12,229                  11,532          21,392
 8/31/2002          12,402                  11,694          21,595
 9/30/2002          11,607                  10,945          20,274
10/31/2002          12,022                  11,336          20,923
11/30/2002          12,920                  12,183          22,013
12/31/2002          12,056                  11,369          21,270
 1/31/2003          11,918                  11,238          20,538
 2/28/2003          11,573                  10,913          19,881
 3/31/2003          11,607                  10,945          20,038
 4/30/2003          12,471                  11,760          21,664
 5/31/2003          13,438                  12,672          23,411
 6/30/2003          13,438                  12,672          24,019
 7/31/2003          14,164                  13,356          25,268
 8/31/2003          14,889                  14,040          26,497
 9/30/2003          14,095                  13,291          25,719
10/31/2003          15,304                  14,431          27,948
11/30/2003          15,926                  15,017          29,006
12/31/2003          15,787                  14,887          29,520

PERFORMANCE**                                                   CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                         30.95%     29.95%     30.12%
Five Years                                                       -2.85      -3.56      -3.57
Ten Years                                                         4.67       N.A.       N.A.
Life of Fund+                                                     7.48       4.56       4.65

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                         23.51%     24.95%     29.12%
Five Years                                                       -4.00      -3.89      -3.57
Ten Years                                                         4.06       N.A.       N.A.
Life of Fund+                                                     7.31       4.56       4.65

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

* Sources: Thomson Financial; Lipper Inc.. Investment operations commenced 4/22/68.

   The chart compares the total return of the Fund's Class A shares with that of the S&P SmallCap 600 Index, an unmanaged index of common stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class A shares and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class B shares on 8/22/94 at NAV would have been worth $15,182 on December 31, 2003. An investment in the Fund's Class C shares on 11/17/94 at NAV would have been worth $15,139 on December 31, 2003.

** Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; and 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

   Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.The performance graph and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investment in Special Equities Portfolio, at value
  (identified cost, $46,624,453)                                                  $    55,818,083
Receivable for Fund shares sold                                                            32,710
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $    55,850,793
-------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                  $        87,730
Payable to affiliate for distribution and service fees                                        921
Payable to affiliate for Trustees' fees                                                        44
Accrued expenses                                                                           53,344
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $       142,039
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $    55,708,754
-------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                   $    82,416,962
Accumulated net realized loss from Portfolio (computed on
  the basis of identified cost)                                                       (35,901,838)
Net unrealized appreciation from Portfolio (computed on the basis of
  identified cost)                                                                      9,193,630
-------------------------------------------------------------------------------------------------
TOTAL                                                                             $    55,708,754
-------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                        $    46,243,714
SHARES OUTSTANDING                                                                     10,116,408
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of beneficial interest outstanding)               $          4.57
MAXIMUM OFFERING PRICE PER SHARE
  (100 DIVIDED BY 94.25 of $4.57)                                                 $          4.85
-------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                        $     5,297,215
SHARES OUTSTANDING                                                                        504,715
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
  (net assets DIVIDED BY shares of beneficial interest outstanding)               $         10.50
-------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                        $     4,167,825
SHARES OUTSTANDING                                                                        571,291
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
  (net assets DIVIDED BY shares of beneficial interest outstanding)               $          7.30
-------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $2,482)                 $        80,907
Interest allocated from Portfolio                                                          29,362
Expenses allocated from Portfolio                                                        (462,877)
-------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                                $      (352,608)
-------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                       $           568
Distribution and service fees
     Class A                                                                              107,348
     Class B                                                                               50,117
     Class C                                                                               39,540
Transfer and dividend disbursing agent fees                                               129,978
Registration fees                                                                          50,121
Legal and accounting services                                                              31,049
Printing and postage                                                                       24,971
Custodian fee                                                                              16,249
Miscellaneous                                                                               3,914
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                    $       453,855
-------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                               $      (806,463)
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
  Investment transactions (identified cost basis)                                 $     9,129,028
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                 $     9,129,028
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                             $     5,707,972
  Foreign currency transactions                                                                93
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              $     5,708,065
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                  $    14,837,093
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $    14,030,630
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                 YEAR ENDED          YEAR ENDED
IN NET ASSETS                                       DECEMBER 31, 2003   DECEMBER 31, 2002
-----------------------------------------------------------------------------------------
From operations --
    Net investment loss                             $        (806,463)  $        (884,370)
    Net realized gain (loss)                                9,129,028         (17,238,342)
    Net change in unrealized
        appreciation (depreciation)                         5,708,065          (8,991,614)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                 $      14,030,630   $     (27,114,326)
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares
        Class A                                     $       9,861,203   $      13,386,326
        Class B                                               474,351           1,638,022
        Class C                                             1,283,188           3,635,241
    Cost of shares redeemed
        Class A                                           (16,873,481)        (18,293,502)
        Class B                                            (1,544,151)         (1,927,973)
        Class C                                            (1,987,584)         (3,013,205)
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                         $      (8,786,474)  $      (4,575,091)
-----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               $       5,244,156   $     (31,689,417)
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                $      50,464,598   $      82,154,015
-----------------------------------------------------------------------------------------
AT END OF YEAR                                      $      55,708,754   $      50,464,598
-----------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2003
FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                       CLASS A
                                          -----------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------
                                          2003(1)       2002(1)      2001(1)       2000(1)       1999(1)
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year      $    3.490    $    5.200   $    6.850    $    9.390    $    7.500
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                       $   (0.056)   $   (0.052)  $   (0.058)   $   (0.059)   $   (0.060)
Net realized and unrealized gain (loss)        1.136        (1.658)      (1.575)       (0.500)        3.064
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS       $    1.080    $   (1.710)  $   (1.633)   $   (0.559)   $    3.004
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                    $       --    $       --   $   (0.017)   $   (1.981)   $   (1.114)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $       --    $       --   $   (0.017)   $   (1.981)   $   (1.114)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR            $    4.570    $    3.490   $    5.200    $    6.850    $    9.390
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                30.95%       (32.88)%     (23.83)%       (9.15)%       42.30%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)   $   46,244    $   41,575   $   68,770    $   89,183    $  100,009
Ratios (As a percentage of average
  daily net assets):
  Expenses(3)                                   1.64%         1.51%        1.29%         1.18%         1.21%
  Net investment loss                          (1.42)%       (1.26)%      (1.07)%       (0.66)%       (0.77)%
Portfolio Turnover of the Portfolio              292%          188%          92%          136%          103%
-----------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                       CLASS B
                                          -----------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------
                                          2003(1)       2002(1)      2001(1)       2000(1)       1999(1)
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year      $    8.080    $   12.120   $   16.050    $   19.670    $   14.820
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                       $   (0.195)   $   (0.191)  $   (0.230)   $   (0.286)   $   (0.245)
Net realized and unrealized gain (loss)        2.615        (3.849)      (3.683)       (1.353)        6.209
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS       $    2.420    $   (4.040)  $   (3.913)   $   (1.639)   $    5.964
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                    $       --    $       --   $   (0.017)   $   (1.981)   $   (1.114)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $       --    $       --   $   (0.017)   $   (1.981)   $   (1.114)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR            $   10.500    $    8.080   $   12.120    $   16.050    $   19.670
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                29.95%       (33.33)%     (24.38)%       (9.90)%       41.36%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)   $    5,297    $    5,066   $    8,046    $   10,753    $    6,508
Ratios (As a percentage of average
  daily net assets):
    Expenses(3)                                 2.39%         2.26%        2.04%         1.98%         2.01%
    Net investment loss                        (2.17)%       (2.01)%      (1.82)%       (1.46)%       (1.57)%
Portfolio Turnover of the Portfolio              292%          188%          92%          136%          103%
-----------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                       CLASS C
                                          -----------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------
                                          2003(1)       2002(1)      2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year      $    5.610    $    8.420   $   11.160    $   14.220    $   11.000
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                       $   (0.137)   $   (0.132)  $   (0.158)   $   (0.202)   $   (0.183)
Net realized and unrealized gain (loss)        1.827        (2.678)      (2.565)       (0.877)        4.517
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS       $    1.690    $   (2.810)  $   (2.723)   $   (1.079)   $    4.334
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                    $       --    $       --   $   (0.017)   $   (1.981)   $   (1.114)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $       --    $       --   $   (0.017)   $   (1.981)   $   (1.114)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR            $    7.300    $    5.610   $    8.420    $   11.160    $   14.220
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                30.12%       (33.37)%     (24.40)%       (9.74)%       40.90%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)   $    4,168    $    3,824   $    5,338    $    4,451    $    1,219
Ratios (As a percentage of average
  daily net assets):
    Expenses(3)                                 2.39%         2.26%        2.04%         2.01%         2.04%
    Net investment loss                        (2.18)%       (2.01)%      (1.83)%       (1.49)%       (1.61)%
Portfolio Turnover of the Portfolio              292%          188%          92%          136%          103%
-----------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares:
     Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

     C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $35,659,325 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009 ($15,434,216) and December 31, 2010 ($20,225,109). In the year ended December 31, 2003, capital loss carryover of $7,598,154 was utilized to offset net realized gains. At December 31, 2003, the Fund did not have any undistributed ordinary income on a tax basis.

     D OTHER -- Investment transactions are accounted for on a trade-date basis.

     E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2    DISTRIBUTIONS TO SHAREHOLDERS

     The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                             YEAR ENDED DECEMBER 31,
                                                           ----------------------------
     CLASS A                                                   2003             2002
     ----------------------------------------------------------------------------------
     Sales                                                  2,716,612         2,927,271
     Redemptions                                           (4,510,496)       (4,250,238)
     ----------------------------------------------------------------------------------
     NET DECREASE                                          (1,793,884)       (1,322,967)
     ----------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                                           ----------------------------
     CLASS B                                                   2003              2002
     ----------------------------------------------------------------------------------
     Sales                                                     53,543           166,955
     Redemptions                                             (176,108)         (203,776)
     ----------------------------------------------------------------------------------
     NET DECREASE                                            (122,565)          (36,821)
     ----------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
                                                           ----------------------------
     CLASS C                                                   2003              2002
     ----------------------------------------------------------------------------------
     Sales                                                    203,879           508,051
     Redemptions                                             (313,841)         (460,836)
     ----------------------------------------------------------------------------------
     NET INCREASE (DECREASE)                                 (109,962)           47,215
     ----------------------------------------------------------------------------------

4    TRANSACTIONS WITH AFFILIATES

     Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2003, EVM earned $13,049 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc.
     (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,491 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2003.

     Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5    DISTRIBUTION AND SERVICE PLANS

     The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus
     (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $37,588 and $29,655 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2003, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $313,000 and $1,089,000 for Class B and Class C shares, respectively.

     The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2003 amounted to $107,348, $12,529, and $9,885 for Class A, Class B, and Class C shares, respectively.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see
     Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $12,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2003.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in the Fund's investment in the Portfolio aggregated $11,597,667 and $21,022,395, respectively, for the year ended December 31, 2003.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SPECIAL EQUITIES FUND

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Special Equities Fund, a series of Eaton Vance Special Investment Trust (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

SPECIAL EQUITIES PORTFOLIO as of December 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.9%

SECURITY                                                     SHARES          VALUE
---------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.2%

Armor Holdings, Inc.(1)                                        15,725   $       413,725
Esterline Technologies Corp.(1)                                 7,000           186,690
United Defense Industries, Inc.(1)                              1,600            51,008
---------------------------------------------------------------------------------------
                                                                        $       651,423
---------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.1%

BorgWarner, Inc.                                                4,400   $       374,308
Pep Boys - Manny, Moe & Jack (The)                             13,034           298,088
Wabash National Corp.(1)                                       17,500           512,750
---------------------------------------------------------------------------------------
                                                                        $     1,185,146
---------------------------------------------------------------------------------------

BANKS -- 1.4%

Franklin Bank Corp.(1)                                            200   $         3,800
PrivateBancorp, Inc.                                            3,400           154,768
Santander BanCorp                                               7,200           175,320
W Holding Co., Inc.                                            22,644           421,405
---------------------------------------------------------------------------------------
                                                                        $       755,293
---------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.3%

UnitedGlobalCom, Inc., Class A(1)                              17,800   $       150,944
---------------------------------------------------------------------------------------
                                                                        $       150,944
---------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 7.4%

Cumulus Media, Inc., Class A(1)                                23,200   $       510,400
Emmis Communications Corp., Class A(1)                         19,300           522,065
Lin TV Corp., Class A(1)                                       14,000           361,340
Radio One, Inc.(1)                                             26,800           517,240
Salem Communications Corp., Class A(1)                            800            21,696
Sinclair Broadcast Group, Inc., Class A(1)                     35,500           529,660
XM Satellite Radio Holdings, Inc., Class A(1)                  63,100         1,663,316
---------------------------------------------------------------------------------------
                                                                        $     4,125,717
---------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 3.0%

D.R. Horton, Inc.                                               9,000   $       389,340
Dycom Industries, Inc.(1)                                       6,200           166,284
JLG Industries, Inc.                                           11,625           177,049
Joy Global, Inc.                                               20,050           524,307
Martin Marietta Materials, Inc.                                 4,100           192,577
Standard-Pacific Corp.                                          5,100           247,605
---------------------------------------------------------------------------------------
                                                                        $     1,697,162
---------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.4%

Texas Industries, Inc.                                          5,300   $       196,100
---------------------------------------------------------------------------------------
                                                                        $       196,100
---------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.9%

eFunds, Corp.(1)                                               18,950   $       328,782
LECG Corp.(1)                                                   8,800           201,432
Lionbridge Technologies, Inc.(1)                               33,100           318,091
Navigant Consulting, Inc.(1)                                   10,600           199,916
Satyam Computer Services Ltd. ADR                              19,900           583,667
---------------------------------------------------------------------------------------
                                                                        $     1,631,888
---------------------------------------------------------------------------------------

CHEMICALS -- 0.7%

Agrium, Inc.                                                   12,300   $       202,458
FMC Corp.(1)                                                    5,600           191,128
---------------------------------------------------------------------------------------
                                                                        $       393,586
---------------------------------------------------------------------------------------

COAL -- 1.3%

Arch Coal, Inc.                                                10,600   $       330,402
Fording Canadian Coal Trust                                     5,800           206,016
Massey Energy Co.                                               9,100           189,280
---------------------------------------------------------------------------------------
                                                                        $       725,698
---------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.8%

CoStar Group, Inc.(1)                                          10,200   $       425,136
---------------------------------------------------------------------------------------
                                                                        $       425,136
---------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.7%

Avocent Corp.(1)                                                6,800   $       248,336
Foundry Networks, Inc.(1)                                      21,300           582,768
Ixia(1)                                                        10,125           118,462
---------------------------------------------------------------------------------------
                                                                        $       949,566
---------------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 0.4%

Electronics for Imaging(1)                                      7,900   $       205,558
---------------------------------------------------------------------------------------
                                                                        $       205,558
---------------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.4%

Anteon International Corp.(1)                                   3,000   $       108,150
Cognizant Technology Solutions Corp.(1)                        17,300           789,572
DigitalNet Holdings, Inc.(1)                                   22,600           440,700
---------------------------------------------------------------------------------------
                                                                        $     1,338,422
---------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                     SHARES          VALUE
---------------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.5%

Ascential Software Corp.(1)                                    13,100   $       339,683
Aspect Communications Corp.(1)                                  9,950           156,812
Aspen Technology, Inc.(1)                                      27,000           277,020
Callidus Software, Inc.(1)                                     16,225           287,020
RADWARE Ltd.(1)                                                 7,325           199,606
Tumbleweed Communications Corp.(1)                             18,100           151,678
---------------------------------------------------------------------------------------
                                                                        $     1,411,819
---------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.3%

Regis Corp.                                                     3,550   $       140,296
---------------------------------------------------------------------------------------
                                                                        $       140,296
---------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.5%

Greif, Inc.                                                     4,600   $       163,346
Intertape Polymer Group, Inc.(1)                                7,889           100,427
---------------------------------------------------------------------------------------
                                                                        $       263,773
---------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Central European Distribution Corp.(1)                          5,600   $       176,960
---------------------------------------------------------------------------------------
                                                                        $       176,960
---------------------------------------------------------------------------------------

DRUGS -- 2.7%

Eon Labs, Inc.(1)                                               5,900   $       300,605
Flamel Technologies SA ADR(1)                                   7,800           208,962
KV Pharmaceutical Co., Class A(1)                               4,800           122,400
Nabi Biopharmaceuticals(1)                                      6,500            82,615
Onyx Pharmaceuticals, Inc.(1)                                   9,075           256,187
Valeant Pharmaceuticals International                          21,500           540,725
---------------------------------------------------------------------------------------
                                                                        $     1,511,494
---------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT -- 1.2%

Engineered Support Systems, Inc.                                5,600   $       308,336
GrafTech International Ltd.(1)                                 26,750           361,125
---------------------------------------------------------------------------------------
                                                                        $       669,461
---------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.9%

Hughes Supply, Inc.                                             3,750   $       186,075
Photon Dynamics, Inc.(1)                                        7,475           300,794
---------------------------------------------------------------------------------------
                                                                        $       486,869
---------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.3%

Advanced Energy Industries, Inc.(1)                             5,850   $       152,392
OmniVision Technologies, Inc.(1)                                7,871           434,873
Sigmatel, Inc.(1)                                               4,800           118,464
---------------------------------------------------------------------------------------
                                                                        $       705,729
---------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.7%

McDermott International, Inc.(1)                               34,700   $       414,665
---------------------------------------------------------------------------------------
                                                                        $       414,665
---------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.8%

Euronet Worldwide, Inc.(1)                                     10,800   $       194,400
First Marblehead Corp., (The)(1)                               12,700           277,876
---------------------------------------------------------------------------------------
                                                                        $       472,276
---------------------------------------------------------------------------------------

FOOD - WHOLESALE / DISTRIBUTION -- 0.3%

Hain Celestial Group, Inc.(1)                                   7,250   $       168,272
---------------------------------------------------------------------------------------
                                                                        $       168,272
---------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.2%

M & F Worldwide Corp.(1)                                       10,000   $       133,600
---------------------------------------------------------------------------------------
                                                                        $       133,600
---------------------------------------------------------------------------------------

GAMING -- 0.7%

Scientific Games Corp.(1)                                      23,425   $       398,459
---------------------------------------------------------------------------------------
                                                                        $       398,459
---------------------------------------------------------------------------------------

HEALTH SERVICES -- 5.1%

Beverly Enterprises, Inc.(1)                                   44,875   $       385,476
Covance, Inc.(1)                                               16,300           436,840
DaVita, Inc.(1)                                                11,900           464,100
Genesis HealthCare Corp.(1)                                    11,350           258,553
Kindred Healthcare, Inc.(1)                                    12,700           660,146
LCA-Vision, Inc.(1)                                             7,700           163,009
Psychiatric Solutions, Inc.(1)                                  9,000           188,100
United Surgical Partners International, Inc.(1)                 8,400           281,232
---------------------------------------------------------------------------------------
                                                                        $     2,837,456
---------------------------------------------------------------------------------------

HOTELS -- 0.3%

Choice Hotels International, Inc.(1)                            5,300   $       186,825
---------------------------------------------------------------------------------------
                                                                        $       186,825
---------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                     SHARES          VALUE
---------------------------------------------------------------------------------------
INSURANCE -- 0.5%

Max Re Capital Ltd.                                            11,400   $       255,816
---------------------------------------------------------------------------------------
                                                                        $       255,816
---------------------------------------------------------------------------------------

INTERNET - SOFTWARE -- 2.0%

Akamai Technologies, Inc.(1)                                   43,200   $       464,400
F5 Networks, Inc.(1)                                           11,250           282,375
Netopia, Inc.(1)                                               11,500           167,670
SupportSoft, Inc.(1)                                           16,900           222,235
---------------------------------------------------------------------------------------
                                                                        $     1,136,680
---------------------------------------------------------------------------------------

INTERNET SERVICES -- 1.1%

Corillian Corp.(1)                                             45,600   $       287,736
Digitas, Inc.(1)                                               22,400           208,768
Infospace, Inc.(1)                                              5,200           119,860
---------------------------------------------------------------------------------------
                                                                        $       616,364
---------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.7%

Knight Trading Group, Inc.(1)                                  27,400           401,136
---------------------------------------------------------------------------------------
                                                                        $       401,136
---------------------------------------------------------------------------------------

MACHINERY -- 0.8%

Thomas Industries, Inc.                                         4,700   $       162,902
UNOVA, Inc.(1)                                                 12,500           286,875
---------------------------------------------------------------------------------------
                                                                        $       449,777
---------------------------------------------------------------------------------------

MANUFACTURING -- 1.7%

Briggs and Stratton Corp.                                       2,600   $       175,240
Harsco Corp.                                                    7,600           333,032
Nordson Corp.                                                   6,875           237,394
Trinity Industries, Inc.                                        6,500           200,460
---------------------------------------------------------------------------------------
                                                                        $       946,126
---------------------------------------------------------------------------------------

MEDICAL - BIOMED / GENETICS -- 5.5%

Applera Corp. - Celera Genomics Group(1)                       12,000   $       166,920
Gen-Probe, Inc.(1)                                             24,375           888,956
Illumina, Inc.(1)                                              27,375           192,994
ImClone Systems, Inc.(1)                                        5,975           236,968
Invitrogen Corp.(1)                                             5,900           413,000
Martek Biosciences, Corp.(1)                                   14,875           966,429
MGI Pharma, Inc.(1)                                             5,300           218,095
---------------------------------------------------------------------------------------
                                                                        $     3,083,362
---------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 4.4%

Align Technology, Inc.(1)                                       7,700   $       127,204
Celgene Corp.(1)                                                5,175           232,978
Dade Behring Holdings, Inc.(1)                                 13,525           483,384
I-Flow Corp.(1)                                                18,400           255,944
I-Stat Corp.(1)                                                10,300           157,590
Kyphon, Inc.(1)                                                38,800           963,404
Wright Medical Group, Inc.(1)                                   8,400           255,696
---------------------------------------------------------------------------------------
                                                                        $     2,476,200
---------------------------------------------------------------------------------------

METALS -- 0.9%

Coeur d'Alene Mines Corp.(1)                                   51,275   $       296,370
Glamis Gold Ltd.(1)                                            11,525           197,308
---------------------------------------------------------------------------------------
                                                                        $       493,678
---------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 6.2%

Allegheny Technologies, Inc.                                   29,900   $       395,278
Cameco Corp.                                                    5,275           303,840
Century Aluminum Co.(1)                                        12,800           243,328
International Steel Group, Inc.(1)                              6,500           253,175
Metal Management, Inc.(1)                                      11,000           406,230
Reliance Steel & Aluminum Co.                                   3,900           129,519
Schnitzer Steel Industries, Inc.                                4,675           282,838
Southern Peru Copper Corp.                                      6,800           320,688
Steel Dynamics, Inc.(1)                                        22,200           521,478
Stillwater Mining Co.(1)                                       38,675           370,120
United States Steel Corp.                                       5,900           206,618
---------------------------------------------------------------------------------------
                                                                        $     3,433,112
---------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 2.2%

CARBO Ceramics, Inc.                                            7,100   $       363,875
Grant Prideco, Inc.(1)                                         21,300           277,326
Matrix Service Co.(1)                                          20,200           366,630
Varco International, Inc.(1)                                   10,100           208,363
---------------------------------------------------------------------------------------
                                                                        $     1,216,194
---------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 4.7%

Comstock Resources, Inc.(1)                                    19,200   $       370,560
Newfield Exploration Co.(1)                                     5,400           240,516
Noble Energy, Inc.                                              4,700           208,821
Patina Oil & Gas Corp.                                          7,900           387,021
Patterson-UTI Energy, Inc.(1)                                   7,400           243,608
Petroleum Development Corp.(1)                                 14,000           331,800

                        See notes to financial statements

SECURITY                                                     SHARES          VALUE
---------------------------------------------------------------------------------------
OIL AND GAS - EXPLORATION AND
  PRODUCTION (CONTINUED)

Southwestern Energy Co.(1)                                     10,600   $       253,340
Swift Energy Co.(1)                                             7,800           131,430
Tom Brown, Inc.(1)                                              8,700           280,575
Westport Resources Corp.(1)                                     6,700           200,062
---------------------------------------------------------------------------------------
                                                                        $     2,647,733
---------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.2%

Caraustar Industries, Inc.(1)                                  15,900   $       219,420
Louisiana-Pacific Corp.(1)                                     12,500           223,500
Universal Forest Products, Inc.                                 6,600           212,388
---------------------------------------------------------------------------------------
                                                                        $       655,308
---------------------------------------------------------------------------------------

PUBLISHING -- 0.2%

Thomas Nelson, Inc.                                             6,700   $       129,511
---------------------------------------------------------------------------------------
                                                                        $       129,511
---------------------------------------------------------------------------------------

REITS -- 0.3%

Highland Hospitality Corp.(1)                                  13,500   $       147,150
---------------------------------------------------------------------------------------
                                                                        $       147,150
---------------------------------------------------------------------------------------

RETAIL -- 1.0%

Linens 'N Things, Inc.(1)                                       8,600   $       258,688
Nu Skin Enterprises, Inc. Class A                              16,150           276,004
---------------------------------------------------------------------------------------
                                                                        $       534,692
---------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.5%

Buffalo Wild Wings, Inc.(1)                                     1,900   $        49,305
Red Robin Gourmet Burgers, Inc.(1)                              7,200           219,168
---------------------------------------------------------------------------------------
                                                                        $       268,473
---------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 7.3%

ASE Test Ltd.(1)                                               17,900   $       267,963
August Technology Corp.(1)                                     27,900           517,545
Diodes, Inc.(1)                                                 8,175           155,325
Fairchild Semiconductor International, Inc.(1)                 17,400           434,478
Lam Research Corp.(1)                                          38,950         1,258,085
LTX, Corp.(1)                                                  26,700           401,301
Mattson Technology, Inc.(1)                                    16,000           195,520
Merix Corp.(1)                                                 22,500           551,925
Tessera Technologies, Inc.(1)                                  16,200           304,722
---------------------------------------------------------------------------------------
                                                                        $     4,086,864
---------------------------------------------------------------------------------------

SOFTWARE SERVICES -- 3.7%

Epicor Software Corp.(1)                                       31,300   $       399,388
FileNET Corp.(1)                                               18,900           511,812
Novell, Inc.(1)                                                36,375           382,665
Transaction Systems Architects, Inc.(1)                        34,300           776,209
---------------------------------------------------------------------------------------
                                                                        $     2,070,074
---------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 0.4%

Sierra Wireless, Inc.(1)                                       14,900   $       229,162
---------------------------------------------------------------------------------------
                                                                        $       229,162
---------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 5.8%

NII Holdings, Inc., Class B(1)                                 10,900   $       813,467
NTL, Inc.(1)                                                   26,634         1,857,722
Philippine Long Distance Telephone Co. ADR(1)                  12,300           214,266
Primus Telecommunications Group, Inc.(1)                       11,300           115,034
Telesystem International Wireless, Inc.(1)                     10,300            85,902
Time Warner Telecom, Inc., Class A(1)                          16,900           171,197
---------------------------------------------------------------------------------------
                                                                        $     3,257,588
---------------------------------------------------------------------------------------

TRANSPORTATION -- 2.7%

Overseas Shipholding Group                                      8,100   $       275,805
Sirva, Inc.(1)                                                  9,825           191,981
Teekay Shipping Corp.                                           5,200           296,556
Yellow Roadway Corp.(1)                                        20,500           741,485
---------------------------------------------------------------------------------------
                                                                        $     1,505,827
---------------------------------------------------------------------------------------

TRAVEL SERVICES -- 0.3%

Orbitz, Inc., Class A(1)                                        7,700   $       178,640
---------------------------------------------------------------------------------------
                                                                        $       178,640
---------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $45,435,524)                                         $    54,629,060
---------------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 1.0%

                                                      PRINCIPAL
                                                      AMOUNT
SECURITY                                              (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.01%, 1/2/04                                         $           576   $       576,000
---------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $576,000)                                         $       576,000
---------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.9%
  (IDENTIFIED COST $46,011,524)                                         $    55,205,060
---------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                  $       613,043
---------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                    $    55,818,103
---------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

                        See notes to financial statements

SPECIAL EQUITIES PORTFOLIO as of December 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $46,011,524)                              $    55,205,060
Cash                                                                                          393
Receivable for investments sold                                                         1,448,764
Interest and dividends receivable                                                           9,525
Tax reclaim receivable                                                                        510
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $    56,664,252
-------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                 $       822,470
Payable to affiliate for Trustees' fees                                                       443
Accrued expenses                                                                           23,236
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $       846,149
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                         $    55,818,103
-------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                           $    46,624,474
Net unrealized appreciation (computed on the basis of identified cost)                  9,193,629
-------------------------------------------------------------------------------------------------
TOTAL                                                                             $    55,818,103
-------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $2,483)                                          $        80,907
Interest                                                                                   29,362
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                           $       110,269
-------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                            $       324,831
Trustees' fees and expenses                                                                 2,974
Custodian fee                                                                              89,659
Legal and accounting services                                                              41,516
Miscellaneous                                                                               3,897
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                    $       462,877
-------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                               $      (352,608)
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
  Investment transactions (identified cost basis)                                 $     9,129,031
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                 $     9,129,031
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                           $     5,707,973
    Foreign currency transactions                                                              93
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              $     5,708,066
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                  $    14,837,097
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $    14,484,489
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                   YEAR ENDED           YEAR ENDED
IN NET ASSETS                                         DECEMBER 31, 2003    DECEMBER 31, 2002
--------------------------------------------------------------------------------------------
From operations --
    Net investment loss                               $        (352,608)   $        (363,940)
    Net realized gain (loss)                                  9,129,031          (17,238,346)
    Net change in unrealized
      appreciation (depreciation)                             5,708,066           (8,991,617)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                   $      14,484,489    $     (26,593,903)
--------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                     $      11,597,667    $      18,818,691
    Withdrawals                                             (21,022,395)         (24,328,650)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
    FROM CAPITAL TRANSACTIONS                         $      (9,424,728)   $      (5,509,959)
--------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 $       5,059,761    $     (32,103,862)
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                  $      50,758,342    $      82,862,204
--------------------------------------------------------------------------------------------
AT END OF YEAR                                        $      55,818,103    $      50,758,342
--------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                               YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
    Expenses                                              0.89%          0.82%          0.75%          0.74%          0.76%
    Net investment loss                                  (0.68)%        (0.57)%        (0.53)%        (0.23)%        (0.32)%
Portfolio Turnover                                         292%           188%            92%           136%           103%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                          31.90%        (32.40)%       (23.40)%           --             --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)             $   55,818     $   50,758     $   82,862     $  104,429     $  107,823
--------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

SPECIAL EQUITIES PORTFOLIO as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sales prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

     C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, no credit balances were used to reduce the Portfolio's custodian fee.

     E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

     F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2003, the fee amounted to $324,831. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

3    INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than short-term obligations, aggregated $145,588,068 and $154,020,490, respectively, for the year ended December 31, 2003.

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                                             $    46,254,038
     --------------------------------------------------------------------------
     Gross unrealized appreciation                              $     9,227,462
     Gross unrealized depreciation                                     (276,440)
     --------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                $     8,951,022
     --------------------------------------------------------------------------

     The net unrealized appreciation on foreign currency was $93 at December 31, 2003.

5    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

SPECIAL EQUITIES PORTFOLIO as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE SPECIAL EQUITIES FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Special Equities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                     IN FUND COMPLEX
      NAME AND           TRUST AND     LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO    SERVICE          DURING PAST FIVE YEARS         TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz    Trustee       Since 1998      Chairman, President and            193               Director of National
11/28/59                                               Chief Executive Officer of                           Financial Partners
                                                       National Financial Partners
                                                       (financial services
                                                       company) (since April
                                                       1999). President and Chief
                                                       Operating Officer of John
                                                       A. Levin & Co. (registered
                                                       investment advisor) (July
                                                       1997 to April 1999) and a
                                                       Director of Baker, Fentress
                                                       & Company, which owns John
                                                       A. Levin & Co. (July 1997
                                                       to April 1999). Ms.
                                                       Bibliowicz is an interested
                                                       person because of her
                                                       affiliation with a
                                                       brokerage firm.

James B. Hawkes          Trustee     Trustee of the    Chairman, President and            195                  Director of EVC
11/9/41                                Trust since     Chief Executive Officer
                                      1989; of the     of BMR, EVC, EVM and EV;
                                     Portfolio since   Director of EV; Vice
                                          1992         President and Director of
                                                       EVD. Trustee and/or officer
                                                       of 195 registered
                                                       investment companies in the
                                                       Eaton Vance Fund Complex.
                                                       Mr.Hawkes is an interested
                                                       person because of his
                                                       positions with BMR, EVM,
                                                       EVC and EV, which are
                                                       affiliates of the Fund and
                                                       the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Trustee     Trustee of the    Jacob H. Schiff Professor          195            Director of Tiffany & Co.
2/23/35                                Trust since     of Investment Banking                              (specialty retailer) and
                                      1989; of the     Emeritus, Harvard                                         Telect, Inc.
                                     Portfolio since   University Graduate School                            (telecommunication
                                          1993         of Business Administration.                            services company)

William H. Park          Trustee       Since 2003      President and Chief                192                       None
9/19/47                                                Executive Officer, Prizm
                                                       Capital Management, LLC
                                                       (investment management
                                                       firm) (since 2002).
                                                       Executive Vice President
                                                       and Chief Financial
                                                       Officer, United Asset
                                                       Management Corporation (a
                                                       holding company owning
                                                       institutional investment
                                                       management firms)
                                                       (1982-2001).

Ronald A. Pearlman       Trustee       Since 2003      Professor of Law,                  192                       None
7/10/40                                                Georgetown University Law
                                                       Center (since 1999). Tax
                                                       Partner, Covington &
                                                       Burling, Washington, DC
                                                       (1991-2000).

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                     IN FUND COMPLEX
      NAME AND           TRUST AND     LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO    SERVICE          DURING PAST FIVE YEARS         TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer         Trustee     Trustee of the    President, Chief Executive         195                       None
9/21/35                               Trust since      Officer and a Director of
                                      1989; of the     Asset Management Finance
                                     Portfolio since   Corp. (a specialty finance
                                          1993         company serving the
                                                       investment management
                                                       industry) (since October
                                                       2003). President, Unicorn
                                                       Corporation (an investment
                                                       and financial advisory
                                                       services company) (since
                                                       September 2000). Formerly,
                                                       Chairman, Hellman, Jordan
                                                       Management Co., Inc. (an
                                                       investment management
                                                       company) (2000-2003).
                                                       Formerly, Advisory Director
                                                       of Berkshire Capital
                                                       Corporation (investment
                                                       banking firm) (2002-2003).
                                                       Formerly, Chairman of the
                                                       Board, United Asset
                                                       Management Corporation (a
                                                       holding company owning
                                                       institutional investment
                                                       management firms) and
                                                       Chairman, President and
                                                       Director, UAM Funds (mutual
                                                       funds) (1980-2000).

Lynn A. Stout            Trustee       Since 1998      Professor of Law,                  195                       None
9/14/57                                                University of California at
                                                       Los Angeles School of Law
                                                       (since July 2001).
                                                       Formerly, Professor of Law,
                                                       Georgetown University Law
                                                       Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)                    TERM OF
                               WITH THE                     OFFICE AND
     NAME AND                 TRUST AND                      LENGTH OF              PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             THE PORTFOLIO                     SERVICE               DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust              Since 2002          Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                                          Chief Investment Officer of EVM and BMR and
                                                                                 Director of EVC. Chief Executive Officer of
                                                                                 Belair Capital Fund LLC, Belcrest Capital Fund
                                                                                 LLC, Belmar Capital Fund LLC, Belport Capital
                                                                                 Fund LLC and Belrose Capital Fund LLC (private
                                                                                 investment companies sponsored by EVM). Officer
                                                                                 of 54 registered investment companies managed by
                                                                                 EVM or BMR.

Duke E. Laflamme             Vice President                  Since 2001          Vice President of EVM and BMR. Officer of 11
7/8/69                        of the Trust                                       registered investment companies managed by EVM or
                                                                                 BMR.

Thomas H. Luster             Vice President                  Since 2002          Vice President of EVM and BMR. Officer of 15
4/8/62                        of the Trust                                       registered investment companies managed by EVM or
                                                                                 BMR.

Duncan W. Richardson         President of                    Since 2002          Senior Vice President and Chief Equity Investment
10/26/57                     the Portfolio                                       Officer of EVM and BMR. Officer of 42 registered
                                                                                 investment companies managed by EVM or BMR.

Toni Y. Shimura              Vice President                  Since 2003          Vice President of EVM and BMR. Previously, Senior
2/3/52                      of the Portfolio                                     Vice President and Portfolio Manager with
                                                                                 Massachusetts Financial Services Company
                                                                                 (1993-2002). Officer of 3 registered investment
                                                                                 companies managed by EVM or BMR.

Alan R. Dynner                  Secretary                    Since 1997          Vice President, Secretary and Chief Legal Officer
10/10/40                                                                         of BMR, EVM, EVD, EV and EVC. Officer of 195
                                                                                 registered investment companies managed by EVM or
                                                                                 BMR.

Kristin S. Anagnost             Treasurer                   Since 2002(2)        Assistant Vice President of EVM and BMR.
6/12/65                     of the Portfolio                                     Officer of 109 registered investment companies
                                                                                 managed by EVM or BMR.

James L. O'Connor              Treasurer                    Since 1989           Vice President of BMR, EVM and EVD. Officer of
4/1/45                        of the Trust                                       116 registered investment companies managed by
                                                                                 EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

               ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                                 125 High Street
                                Boston, MA 02110


                        EATON VANCE SPECIAL EQUITIES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN,
   SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU
                              INVEST OR SEND MONEY.

172-2/04                                                                   SESRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

EATON VANCE SPECIAL EQUITIES FUND (the "Fund") is a series of Eaton Vance Special Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 11 series (collectively, the "Series"). This Form N-CSR/A relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE SPECIAL EQUITIES FUND

 FISCAL YEARS ENDED                          12/31/02           12/31/03
-------------------------------------------------------------------------
 Audit Fees                                 $   18,100         $   20,950

 Audit-Related Fees(1)                      $        0         $        0

 Tax Fees(2)                                $    9,230         $    9,120

 All Other Fees(3)                          $        0         $        0
                                            -----------------------------
 Total                                      $   27,330         $   30,070
                                            =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have the same fiscal year end (December
31). The Series differ, however, as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                                12/31/02                  12/31/03
                                              PWC          D&T          PWC          D&T
--------------------------------------------------------------------------------------------
AUDIT FEES                                 $   82,750   $   38,181   $   99,800   $   61,346

AUDIT-RELATED FEES(1)                      $        0   $        0   $        0   $        0

TAX FEES(2)                                $   47,965   $   27,300   $   54,190   $   32,300

ALL OTHER FEES(3)                          $        0   $        0   $        0   $        0
                                           -------------------------------------------------

TOTAL                                      $  130,715   $   65,481   $  153,990   $   93,646
                                           =================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS ENDED                                12/31/02                  12/31/03
                                              PWC          D&T          PWC          D&T
--------------------------------------------------------------------------------------------
REGISTRANT(1)                              $   47,965   $   27,300   $   54,190   $   32,300

EATON VANCE(2)                             $        0   $  336,546   $        0   $  458,168

(1)  Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF (EATON VANCE SPECIAL EQUITIES
FUND))


By:      /S/ Thomas E. Faust Jr.
         -------------------------------
         Thomas E. Faust Jr.
         President


Date:    June 8, 2004
         ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ James L. O'Connor
         -------------------------------
         James L. O'Connor
         Treasurer

Date:    June 8, 2004
         ------------


By:      /S/ Thomas E. Faust Jr.
         -------------------------------
         Thomas E. Faust Jr.
         President


Date:    June 8, 2004
         ------------